UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks began 2017 on an upward trend, initially supported by hopes of additional fiscal stimulus, particularly after the election of Donald Trump as U.S. President. Through 2017, expectations of fiscal easing faded but the improvement in the global economic and earnings backdrop in recent quarters continued to support equity markets. More recently, further support was provided by the signing of the long awaited U.S. tax bill where the reduction of the corporate tax rate to 21% took effect from the 1st of January.
Global economic data continued to go from strength to strength in recent quarters suggesting global growth in 2017 of approximately 3.5%. With an expected recovery in global earnings on the back of this improving growth backdrop and an earnings rebound in sectors such as energy, commodities and financials as sector specific fundamentals improve, global equities generated positive returns of 20.4% in 2017. Further support was provided by equity valuations being relatively attractive compared to bonds and cash.
The Great-West S&P Small Cap 600® Index Fund (Institutional Class shares) returned 13.17% net of fees in 2017 compared to 13.23% for its benchmark index, the S&P Small Cap 600® Index. Small cap companies were partially supported by expectations of the eventual reductions in corporate taxes enacted under the new Trump administration. The renewed weakness in the U.S. Dollar towards year end was also a relative negative for small cap stocks as U.S. Dollar weakness increases the contribution from the typically greater overseas operations of large cap companies.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	13.17%	N/A	12.74%
Investor Class	12.75%	15.37%	9.86%
Class L	12.52%	15.09%	15.79%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2017
Sector	Percentage of Fund Investments
Financial	18.98%
Consumer, Non-cyclical	18.47
Industrial	16.42
Consumer, Cyclical	14.59
Technology	6.93
Communications	4.39
Basic Materials	4.16
Energy	3.03
Utilities	2.46
Short Term Investments	10.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,101.00	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.17
Investor Class
Actual	$1,000.00	$1,098.60	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Class L
Actual	$1,000.00	$1,097.70	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.23% for the Institutional Class, 0.58% for the Investor Class and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.58%
35,066	A Schulman Inc	$ 1,306,208
33,931	Aceto Corp	350,507
36,879	AdvanSix Inc(a)	1,551,500
370,841	AK Steel Holding Corp(a)(b)	2,098,960
32,254	American Vanguard Corp	633,791
37,921	Balchem Corp	3,056,433
60,293	Calgon Carbon Corp(b)	1,284,241
57,909	Century Aluminum Co(a)(b)	1,137,333
18,885	Clearwater Paper Corp(a)	857,379
13,191	Deltic Timber Corp	1,207,636
11,002	Hawkins Inc	387,270
59,836	HB Fuller Co	3,223,365
49,887	Ingevity Corp(a)	3,515,537
23,158	Innophos Holdings Inc	1,082,173
28,255	Innospec Inc	1,994,803
19,875	Kaiser Aluminum Corp	2,123,644
24,394	Koppers Holdings Inc(a)	1,241,655
37,702	Kraton Performance Polymers Inc(a)	1,816,105
23,484	Materion Corp	1,141,322
20,438	Neenah Paper Inc	1,852,705
50,511	PH Glatfelter Co	1,082,956
15,637	Quaker Chemical Corp	2,357,903
62,893	Rayonier Advanced Materials Inc(b)	1,286,162
37,178	Schweitzer-Mauduit International Inc	1,686,394
24,048	Stepan Co	1,899,071
96,115	US Silica Holdings Inc(b)	3,129,504
		43,304,557
Communications — 4.83%
111,585	8x8 Inc(a)	1,573,349
56,941	ADTRAN Inc	1,101,808
12,718	ATN International Inc	702,797
56,363	Blucora Inc(a)	1,245,622
41,219	CalAmp Corp(a)	883,323
50,156	Cincinnati Bell Inc(a)	1,045,753
48,880	Cogent Communications Holdings Inc	2,214,264
27,473	Comtech Telecommunications Corp	607,703
76,958	Consolidated Communications Holdings Inc	938,118
62,575	DHI Group Inc(a)	118,893
17,082	ePlus Inc(a)	1,284,566
64,452	EW Scripps Co Class A(a)(b)	1,007,385
92,000	Frontier Communications Corp(b)	621,921
18,399	FTD Cos Inc(a)	132,289
130,406	Gannett Co Inc	1,511,406
31,761	General Communication Inc Class A(a)	1,239,314
94,711	Harmonic Inc(a)(b)	397,786
30,120	HealthStream Inc(a)	697,579
97,848	Iridium Communications Inc(a)(b)	1,154,606
Shares		Fair Value
Communications — (continued)
29,652	Liquidity Services Inc(a)	$ 143,812
37,137	NETGEAR Inc(a)	2,181,799
62,209	New Media Investment Group Inc	1,043,867
79,434	NIC Inc	1,318,605
203,122	Oclaro Inc(a)(b)	1,369,042
39,873	Perficient Inc(a)	760,378
43,221	QuinStreet Inc(a)	362,192
33,294	Scholastic Corp	1,335,422
39,379	Shutterfly Inc(a)	1,959,105
21,722	Shutterstock Inc(a)(b)	934,698
24,531	Spok Holdings Inc	383,910
19,345	Stamps.com Inc(a)	3,636,860
116,900	Time Inc	2,156,805
144,377	TiVo Corp	2,252,281
34,880	VASCO Data Security International Inc(a)	484,832
269,188	Viavi Solutions Inc(a)	2,352,703
251,609	Vonage Holdings Corp(a)	2,558,864
47,092	World Wrestling Entertainment Inc Class A(b)	1,440,073
27,702	XO Group Inc(a)	511,379
		45,665,109
Consumer, Cyclical — 16.07%
79,135	Abercrombie & Fitch Co Class A(b)	1,379,323
15,184	Allegiant Travel Co(b)	2,349,724
116,093	American Axle & Manufacturing Holdings Inc(a)(b)	1,977,064
17,220	American Woodmark Corp(a)	2,242,905
34,391	Anixter International Inc(a)	2,613,716
21,781	Asbury Automotive Group Inc(a)	1,393,984
195,396	Ascena Retail Group Inc(a)	459,181
41,761	Barnes & Noble Education Inc(a)	344,111
66,180	Barnes & Noble Inc	443,406
100,183	Belmond Ltd Class A(a)(b)	1,227,242
21,984	Big 5 Sporting Goods Corp(b)	167,078
1,294	Biglari Holdings Inc(a)	536,234
20,484	BJ's Restaurants Inc	745,618
97,116	Boyd Gaming Corp	3,403,916
33,290	Buckle Inc(b)	790,638
51,829	Caleres Inc	1,735,235
113,648	Callaway Golf Co	1,583,117
28,650	Cato Corp Class A	456,108
9,881	Cavco Industries Inc(a)	1,507,841
147,600	Chico's FAS Inc	1,301,832
20,523	Children's Place Inc(b)	2,983,018
20,270	Chuy's Holdings Inc(a)(b)	568,574
18,489	Cooper-Standard Holding Inc(a)	2,264,902
56,044	Core-Mark Holding Co Inc	1,769,870
83,728	Crocs Inc(a)	1,058,322
48,570	Daktronics Inc	443,444

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Cyclical — (continued)
49,661	Dave & Buster's Entertainment Inc(a)	$ 2,739,797
22,061	DineEquity Inc(b)	1,119,155
36,068	Dorman Products Inc(a)	2,205,198
87,873	DSW Inc Class A	1,881,361
24,259	El Pollo Loco Holdings Inc(a)	240,164
43,953	Essendant Inc	407,444
31,314	Ethan Allen Interiors Inc	895,580
92,917	Express Inc(a)	943,108
61,639	EZCORP Inc Class A(a)	751,996
31,834	Fiesta Restaraunt Group(a)(b)	604,846
48,225	Finish Line Inc Class A	700,709
56,083	FirstCash Inc	3,782,798
65,308	Five Below Inc(a)	4,331,227
56,634	Fossil Group Inc(a)(b)	440,046
45,239	Fox Factory Holding Corp(a)	1,757,535
42,466	Francesca's Holdings Corp(a)	310,426
39,329	Fred's Inc Class A(b)	159,282
49,724	G-III Apparel Group Ltd(a)	1,834,318
22,986	Genesco Inc(a)	747,045
44,526	Gentherm Inc(a)	1,413,700
23,640	Group 1 Automotive Inc	1,677,731
70,058	Guess? Inc(b)	1,182,579
23,930	Haverty Furniture Cos Inc	542,015
63,500	Hawaiian Holdings Inc	2,530,475
23,567	Hibbett Sports Inc(a)(b)	480,767
25,471	Installed Building Products Inc(a)	1,934,522
69,868	Interface Inc	1,757,180
33,654	iRobot Corp(a)(b)	2,581,262
361,675	JC Penney Co Inc(a)(b)	1,142,893
19,450	Kirkland's Inc(a)	232,719
58,157	La-Z-Boy Inc	1,814,498
29,553	LCI Industries	3,841,890
20,939	LGI Homes Inc(a)(b)	1,571,053
28,384	Lithia Motors Inc Class A	3,224,139
34,744	Lumber Liquidators Holdings Inc(a)(b)	1,090,614
33,007	M/I Homes Inc(a)	1,135,441
22,640	Marcus Corp	619,204
26,216	MarineMax Inc(a)	495,482
27,939	Marriott Vacations Worldwide Corp	3,777,632
53,970	MDC Holdings Inc	1,720,564
44,694	Meritage Homes Corp(a)	2,288,333
53,195	Mobile Mini Inc	1,835,227
13,526	Monarch Casino & Resort Inc(a)	606,235
22,206	Motorcar Parts of America Inc(a)	554,928
19,565	Movado Group Inc	629,993
37,967	Nautilus Inc(a)	506,859
58,151	Ollie's Bargain Outlet Holdings Inc(a)	3,096,541
19,560	Oxford Industries Inc	1,470,716
98,696	Penn National Gaming Inc(a)	3,092,146
15,641	Perry Ellis International Inc(a)	391,651
23,985	PetMed Express Inc(b)	1,091,317
16,060	Red Robin Gourmet Burgers Inc(a)(b)	905,784
Shares		Fair Value
Consumer, Cyclical — (continued)
42,939	Regis Corp(a)	$ 659,543
22,100	RH (a)(b)	1,905,241
36,426	Ruth's Hospitality Group Inc	788,623
31,456	ScanSource Inc(a)	1,126,125
62,567	Scientific Games Corp Class A(a)	3,209,687
22,415	Shake Shack Inc Class A(a)(b)	968,328
13,377	Shoe Carnival Inc	357,835
61,083	SkyWest Inc	3,243,507
48,103	Sleep Number Corp(a)	1,808,192
29,657	Sonic Automotive Inc Class A	547,172
48,642	Sonic Corp	1,336,682
24,669	Standard Motor Products Inc	1,107,885
62,939	Steven Madden Ltd(a)	2,939,251
26,507	Superior Industries International Inc	393,629
58,240	Tailored Brands Inc(b)	1,271,379
44,135	Tile Shop Holdings Inc	423,696
57,484	Titan International Inc	740,394
20,239	Unifi Inc(a)	725,973
18,237	UniFirst Corp	3,007,281
16,465	Universal Electronics Inc(a)	777,971
23,664	Vera Bradley Inc(a)	288,228
12,808	Veritiv Corp(a)	370,151
66,058	Vista Outdoor Inc(a)(b)	962,465
31,740	Vitamin Shoppe Inc(a)	139,656
70,751	Wabash National Corp(b)	1,535,297
33,740	William Lyon Homes Class A(a)	981,159
33,528	Wingstop Inc	1,306,921
34,769	Winnebago Industries Inc	1,933,156
115,261	Wolverine World Wide Inc	3,674,521
21,274	Zumiez Inc(a)	443,031
		151,807,507
Consumer, Non-Cyclical — 20.34%
27,175	Abaxis Inc	1,345,706
65,139	ABM Industries Inc	2,457,043
55,516	Acorda Therapeutics Inc(a)(b)	1,190,818
30,000	Alarm.com Holdings Inc(a)	1,132,500
15,119	Almost Family Inc(a)	836,837
41,966	AMAG Pharmaceuticals Inc(a)(b)	556,050
34,487	Amedisys Inc(a)	1,817,810
20,791	American Public Education Inc(a)	520,815
56,451	AMN Healthcare Services Inc(a)(b)	2,780,212
43,637	Amphastar Pharmaceuticals Inc(a)	839,576
14,435	Analogic Corp	1,208,931
30,920	Andersons Inc	963,158
45,385	AngioDynamics Inc(a)	754,753
10,825	ANI Pharmaceuticals Inc(a)	697,671
17,350	Anika Therapeutics Inc(a)	935,338
78,671	B&G Foods Inc(b)	2,765,286
36,525	Biotelemetry Inc(a)(b)	1,092,097
24,232	Bob Evans Farms Inc	1,909,966
18,898	Calavo Growers Inc(b)	1,594,991

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
35,902	Cal-Maine Foods Inc(a)(b)	$ 1,595,844
38,506	Cambrex Corp(a)	1,848,288
42,791	Cantel Medical Corp	4,401,910
14,335	Capella Education Co	1,109,529
54,113	Cardtronics PLC Class A(a)	1,002,173
78,190	Career Education Corp(a)	944,535
12,014	Central Garden & Pet Co(a)(b)	467,585
42,126	Central Garden & Pet Co Class A(a)	1,588,571
18,922	Chemed Corp	4,598,424
5,449	Coca-Cola Bottling Co Consolidated	1,172,952
136,516	Community Health Systems Inc(a)(b)	581,558
30,090	CONMED Corp	1,533,687
105,000	Corcept Therapeutics Inc(a)(b)	1,896,300
11,259	CorVel Corp(a)	595,601
42,566	Cross Country Healthcare Inc(a)	543,142
41,575	CryoLife Inc(a)	796,161
17,250	Cutera Inc(a)	782,288
62,903	Cytokinetics Inc(a)	512,659
195,552	Darling Ingredients Inc(a)	3,545,358
76,015	Depomed Inc(a)	611,921
55,649	Diplomat Pharmacy Inc(a)	1,116,875
10,614	Eagle Pharmaceuticals Inc(a)(b)	567,000
42,603	Emergent BioSolutions Inc(a)	1,979,761
16,829	Enanta Pharmaceuticals Inc(a)	987,526
55,676	Ensign Group Inc	1,236,007
12,564	Forrester Research Inc	555,329
45,894	FTI Consulting Inc(a)	1,971,606
54,027	Green Dot Corp Class A(a)	3,255,667
62,319	Haemonetics Corp(a)	3,619,488
86,723	Healthcare Services Group Inc	4,572,037
60,411	HealthEquity Inc(a)	2,818,777
21,530	Heidrick & Struggles International Inc	528,562
7,707	Heska Corp(a)	618,178
102,102	HMS Holdings Corp(a)	1,730,629
17,952	ICU Medical Inc(a)	3,877,632
89,736	Impax Laboratories Inc(a)	1,494,104
88,980	Innoviva Inc(a)	1,262,626
20,669	Inogen Inc(a)	2,461,265
44,890	Insperity Inc	2,574,441
34,046	Integer Holdings Corp(a)	1,542,284
74,878	Integra LifeSciences Holdings Corp(a)	3,583,661
20,261	Inter Parfums Inc(b)	880,340
38,185	Invacare Corp(b)	643,417
17,632	J&J Snack Foods Corp	2,677,067
10,238	John B Sanfilippo & Son Inc	647,554
36,625	Kelly Services Inc Class A	998,764
105,801	Kindred Healthcare Inc	1,026,270
68,198	Korn/Ferry International	2,822,033
36,275	Lannett Co Inc(a)(b)	841,580
36,361	Lantheus Holdings Inc(a)	743,582
18,425	LeMaitre Vascular Inc	586,652
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,945	Lendingtree Inc(a)(b)	$ 3,045,325
18,979	LHC Group Inc(a)	1,162,464
24,999	Ligand Pharmaceuticals Inc(a)(b)	3,423,113
41,056	LSC Communications Inc	621,998
48,670	Luminex Corp	958,799
28,803	Magellan Health Inc(a)	2,780,930
37,617	Matthews International Corp Class A	1,986,178
74,964	Medicines Co(a)(b)	2,049,516
12,358	Medifast Inc	862,712
49,999	Meridian Bioscience Inc	699,986
59,102	Merit Medical Systems Inc(a)(b)	2,553,206
118,853	MiMedx Group Inc(a)(b)	1,498,736
91,233	Momenta Pharmaceuticals Inc(a)	1,272,700
39,618	Monro Muffler Brake Inc	2,256,245
81,689	Myriad Genetics Inc(a)	2,805,609
37,889	Natus Medical Inc(a)	1,447,360
54,370	Navigant Consulting Inc(a)	1,055,322
187,424	Nektar Therapeutics(a)	11,192,961
45,142	Neogen Corp(a)	3,711,124
36,320	Nutrisystem Inc	1,910,432
57,790	On Assignment Inc(a)	3,714,163
71,230	OraSure Technologies Inc(a)	1,343,398
21,802	Orthofix International NV(a)	1,192,569
23,205	Phibro Animal Health Corp Class A	777,368
86,758	Progenics Pharmaceuticals Inc(a)(b)	516,210
12,821	Providence Service Corp(a)	760,798
38,072	Quorum Health Corp(a)	237,569
65,548	Rent-A-Center Inc(b)	727,583
45,281	Repligen Corp(a)	1,642,795
34,001	Resources Connection Inc	525,315
86,555	RR Donnelley & Sons Co	804,962
129,341	Select Medical Holdings Corp(a)	2,282,869
8,812	Seneca Foods Corp Class A(a)	270,969
43,360	SpartanNash Co	1,156,845
107,267	Spectrum Pharmaceuticals Inc(a)	2,032,710
12,340	Strayer Education Inc	1,105,417
28,203	Sucampo Pharmaceuticals Inc Class A(a)(b)	506,244
61,783	Supernus Pharmaceuticals Inc(a)(b)	2,462,053
47,445	SUPERVALU INC(a)	1,024,812
15,099	SurModics Inc(a)	422,772
18,072	Tactile Systems Technology Inc(a)(b)	523,727
35,231	Team Inc(a)(b)	524,942
39,557	Tivity Health Inc(a)	1,445,808
50,665	TrueBlue Inc(a)	1,393,287
30,315	Universal Corp	1,591,537
14,933	US Physical Therapy Inc	1,078,163
45,426	Varex Imaging Corp(a)	1,824,762
23,530	Viad Corp	1,303,562

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,447	WD-40 Co(b)	$ 1,940,746
		192,177,429
Energy — 3.34%
81,788	Archrock Inc	858,774
95,768	Bill Barrett Corp(a)	491,290
36,325	Bristow Group Inc(b)	489,298
26,131	CARBO Ceramics Inc(a)(b)	266,014
93,555	Carrizo Oil & Gas Inc(a)(b)	1,990,850
95,198	Cloud Peak Energy Inc(a)	423,631
30,000	CONSOL Energy Inc(a)	1,185,300
475,631	Denbury Resources Inc(a)	1,051,145
24,732	Era Group Inc(a)	265,869
37,698	Exterran Corp(a)	1,185,225
73,511	Flotek Industries Inc(a)(b)	342,561
31,615	FutureFuel Corp	445,455
14,853	Geospace Technologies Corp(a)	192,643
49,152	Green Plains Inc	828,211
15,971	Gulf Island Fabrication Inc	214,411
172,081	Helix Energy Solutions Group Inc(a)	1,297,491
30,810	Matrix Service Co(a)	548,418
335,366	McDermott International Inc(a)	2,206,708
100,377	Newpark Resources Inc(a)	863,242
290,038	Noble Corp PLC(a)(b)	1,310,972
61,781	Oil States International Inc(a)	1,748,402
32,000	Par Pacific Holdings(a)	616,960
78,000	PDC Energy Inc(a)	4,020,120
95,241	Pioneer Energy Services Corp(a)	290,485
6,811	REX American Resources Corp(a)	563,883
21,238	SEACOR Holdings Inc(a)	981,620
42,650	SolarEdge Technologies Inc(a)	1,601,508
283,285	SRC Energy Inc(a)	2,416,421
76,398	SunCoke Energy Inc(a)	916,012
140,808	TETRA Technologies Inc(a)	601,250
61,163	Unit Corp(a)	1,345,586
		31,559,755
Financial — 20.90%
98,823	Acadia Realty Trust REIT	2,703,797
34,828	Agree Realty Corp REIT	1,791,552
50,423	American Assets Trust Inc REIT	1,928,176
105,781	American Equity Investment Life Holding Co	3,250,650
45,158	Ameris Bancorp	2,176,616
22,604	AMERISAFE Inc	1,392,406
116,691	Apollo Commercial Real Estate Finance Inc REIT(b)	2,152,949
55,896	Armada Hoffler Properties Inc REIT	868,065
51,064	ARMOUR Residential Inc REIT(b)	1,313,366
50,204	Banc of California Inc(b)	1,036,713
Shares		Fair Value
Financial — (continued)
48,198	Bank Mutual Corp	$ 513,309
38,969	Banner Corp	2,147,971
67,532	BofI Holding Inc(a)(b)	2,019,207
101,791	Boston Private Financial Holdings Inc	1,572,671
90,039	Brookline Bancorp Inc	1,413,612
119,035	Capstead Mortgage Corp REIT	1,029,653
92,172	CareTrust Inc REIT	1,544,803
204,082	CBL & Associates Properties Inc REIT(b)	1,155,104
91,259	Cedar Realty Trust Inc REIT	554,855
34,992	Central Pacific Financial Corp	1,043,811
55,624	Chatham Lodging Trust REIT	1,266,002
70,288	Chesapeake Lodging Trust REIT	1,904,102
18,092	City Holding Co	1,220,667
86,810	Columbia Banking System Inc	3,771,026
59,837	Community Bank System Inc	3,216,239
22,000	Community Healthcare Trust Inc(b)	618,200
34,203	Customers Bancorp Inc(a)	888,936
121,286	CVB Financial Corp	2,857,498
236,734	DiamondRock Hospitality Co REIT	2,672,727
35,698	Dime Community Bancshares Inc	747,873
54,000	Easterly Government Properties Inc REIT	1,152,360
40,660	EastGroup Properties Inc REIT	3,593,531
19,199	eHealth Inc(a)	333,487
39,100	Employers Holdings Inc	1,736,040
27,404	Encore Capital Group Inc(a)	1,153,708
40,965	Enova International Inc(a)	622,668
45,824	Evercore Partners Inc Class A	4,124,160
27,936	Fidelity Southern Corp	609,005
76,808	Financial Engines Inc	2,327,282
224,434	First BanCorp(a)	1,144,613
117,596	First Commonwealth Financial Corp	1,683,975
73,089	First Financial Bancorp	1,925,895
78,766	First Financial Bankshares Inc(b)	3,548,408
121,947	First Midwest Bancorp Inc	2,927,947
74,423	Four Corners Property Trust Inc REIT	1,912,671
129,514	Franklin Street Properties Corp REIT	1,390,980
38,919	Getty Realty Corp REIT	1,057,040
92,584	Glacier Bancorp Inc	3,646,884
116,491	Government Properties Income Trust REIT	2,159,743
69,881	Great Western Bancorp Inc	2,781,264
29,558	Greenhill & Co Inc(b)	576,381
37,993	Hanmi Financial Corp	1,153,088
9,261	HCI Group Inc	276,904

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Financial — (continued)
48,426	Hersha Hospitality Trust REIT	$ 842,612
44,566	HFF Inc Class A	2,167,690
31,837	HomeStreet Inc(a)	921,681
152,080	Hope Bancorp Inc	2,775,460
47,866	Horace Mann Educators Corp	2,110,891
97,815	Independence Realty Trust Inc REIT	986,953
32,268	Independent Bank Corp	2,253,920
13,126	Infinity Property & Casualty Corp	1,391,356
18,513	International FCStone Inc(a)	787,358
131,713	Invesco Mortgage Capital	2,348,443
39,166	Investment Technology Group Inc	753,946
98,166	Kite Realty Group Trust REIT(b)	1,924,054
49,781	LegacyTexas Financial Group Inc	2,101,256
255,527	Lexington Realty Trust REIT	2,465,836
46,617	LTC Properties Inc REIT	2,030,170
84,306	Maiden Holdings Ltd	556,420
11,193	Meta Financial Group Inc	1,037,031
32,858	National Bank Holdings Corp Class A	1,065,585
56,378	National Storage Affiliates Trust REIT	1,536,864
26,313	Navigators Group Inc	1,281,443
52,817	NBT Bancorp Inc	1,943,666
65,500	NMI Holdings Inc(a)	1,113,500
57,116	Northfield Bancorp Inc	975,541
124,421	Northwest Bancshares Inc	2,081,563
50,255	OFG Bancorp	472,397
158,423	Old National Bancorp	2,764,481
20,425	Opus Bank(a)(b)	557,603
45,820	Oritani Financial Corp	751,448
47,179	Pacific Premier Bancorp Inc(a)	1,887,160
83,146	Pennsylvania REIT(b)	988,606
16,855	Piper Jaffray Cos	1,453,744
54,931	PRA Group Inc(a)(b)	1,823,709
63,338	ProAssurance Corp	3,619,767
73,542	Provident Financial Services Inc	1,983,428
23,495	PS Business Parks Inc REIT	2,938,990
95,782	Ramco-Gershenson Properties Trust REIT	1,410,869
20,439	RE/MAX Holdings Inc Class A	991,292
129,452	Retail Opportunity Investments Corp REIT	2,582,567
45,840	RLI Corp	2,780,654
42,029	S&T Bancorp Inc	1,673,174
18,202	Safety Insurance Group Inc	1,463,441
14,298	Saul Centers Inc REIT	882,902
69,410	Selective Insurance Group Inc	4,074,367
52,719	ServisFirst Bancshares Inc(b)	2,187,839
46,007	Simmons First National Corp Class A	2,627,000
Shares		Fair Value
Financial — (continued)
32,733	Southside Bancshares Inc	$ 1,102,447
29,171	Stewart Information Services Corp	1,233,933
126,764	Summit Hotel Properties Inc REIT	1,930,616
101,500	Third Point Reinsurance Ltd(a)	1,486,974
14,228	Tompkins Financial Corp	1,157,448
114,736	TrustCo Bank Corp NY	1,055,571
86,390	United Community Banks Inc	2,431,015
24,635	United Fire Group Inc	1,122,863
25,213	United Insurance Holdings Corp	434,924
14,622	Universal Health Realty Income Trust REIT	1,098,258
36,921	Universal Insurance Holdings Inc	1,009,789
37,136	Urstadt Biddle Properties Inc REIT Class A	807,337
8,545	Virtus Investment Partners Inc	983,102
101,003	Waddell & Reed Financial Inc Class A(b)	2,256,407
46,844	WageWorks Inc(a)	2,904,328
34,221	Walker & Dunlop Inc(a)	1,625,498
31,866	Westamerica Bancorporation(b)	1,897,620
48,324	Whitestone REIT(b)	696,349
138,300	WisdomTree Investments Inc(b)	1,735,665
7,196	World Acceptance Corp(a)(b)	580,861
		197,530,272
Industrial — 18.08%
49,258	AAON Inc	1,807,769
38,959	AAR Corp	1,530,699
72,601	Actuant Corp Class A	1,836,805
46,868	Advanced Energy Industries Inc(a)	3,162,653
38,642	Aegion Corp(a)	982,666
88,559	Aerojet Rocketdyne Holdings Inc(a)	2,763,041
25,460	Aerovironment Inc(a)	1,429,834
11,465	Alamo Group Inc	1,294,055
34,868	Albany International Corp Class A	2,142,639
34,783	Apogee Enterprises Inc(b)	1,590,627
46,867	Applied Industrial Technologies Inc	3,191,643
22,556	Applied Optoelectronics Inc(a)(b)	853,068
30,805	ArcBest Corp	1,101,279
22,192	Astec Industries Inc	1,298,232
30,728	Atlas Air Worldwide Holdings Inc(a)	1,802,197
63,907	Axon Enterprise Inc(a)(b)	1,693,535
31,130	AZZ Inc	1,590,743
35,290	Badger Meter Inc	1,686,862
58,197	Barnes Group Inc	3,682,124
12,746	Bel Fuse Inc Class B	320,881

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Industrial — (continued)
58,417	Benchmark Electronics Inc(a)	$ 1,699,935
46,567	Boise Cascade Co	1,858,023
56,443	Brady Corp Class A	2,139,190
50,117	Briggs & Stratton Corp	1,271,468
37,404	Chart Industries Inc(a)	1,752,751
19,021	CIRCOR International Inc	925,942
43,349	Comfort Systems USA Inc	1,892,184
23,200	Control4 Corp(a)	690,432
39,110	CTS Corp(b)	1,007,082
29,794	Cubic Corp	1,756,356
20,275	DXP Enterprises Inc(a)	599,532
30,265	Echo Global Logistics Inc(a)	847,420
39,165	Electro Scientific Industries Inc(a)	839,306
24,861	Encore Wire Corp	1,209,488
25,682	EnPro Industries Inc	2,401,524
31,337	ESCO Technologies Inc	1,888,054
31,243	Exponent Inc	2,221,377
44,717	Fabrinet (a)	1,283,378
20,402	FARO Technologies Inc(a)	958,894
72,521	Federal Signal Corp	1,456,947
34,718	Forward Air Corp	1,994,202
45,395	Franklin Electric Co Inc	2,083,630
59,674	General Cable Corp	1,766,350
37,743	Gibraltar Industries Inc(a)	1,245,519
34,580	Greenbrier Cos Inc(b)	1,843,114
37,747	Griffon Corp	768,151
97,527	Harsco Corp(a)	1,818,879
14,650	Haynes International Inc	469,532
60,040	Heartland Express Inc	1,401,334
74,506	Hillenbrand Inc	3,330,418
40,708	Hub Group Inc Class A(a)	1,949,913
64,912	II-VI Inc(a)	3,047,618
21,389	Insteel Industries Inc	605,736
40,353	Itron Inc(a)	2,752,075
37,195	John Bean Technologies Corp	4,121,206
32,730	Kaman Corp(b)	1,925,833
102,094	KapStone Paper & Packaging Corp	2,316,513
60,000	Kemet Corp(a)(b)	903,600
12,356	Lindsay Corp(b)	1,089,799
26,888	LSB Industries Inc(a)	235,539
20,554	Lydall Inc(a)	1,043,115
47,711	Marten Transport Ltd	968,533
51,849	Matson Inc	1,547,174
44,769	Methode Electronics Inc	1,795,237
38,123	Moog Inc Class A(a)	3,310,983
68,090	Mueller Industries Inc	2,412,429
16,175	Multi-Color Corp	1,210,699
26,696	Myers Industries Inc	520,572
19,308	MYR Group Inc(a)	689,875
5,910	National Presto Industries Inc(b)	587,749
11,248	Olympic Steel Inc	241,720
34,828	Orion Marine Group Inc(a)	272,703
21,354	OSI Systems Inc(a)	1,374,771
21,934	Park Electrochemical Corp	431,003
29,044	Patrick Industries Inc(a)	2,017,106
57,643	PGT Inc(a)	971,285
Shares		Fair Value
Industrial — (continued)
39,665	Plexus Corp(a)	$ 2,408,459
10,006	Powell Industries Inc	286,672
29,191	Proto Labs Inc(a)	3,006,673
42,788	Quanex Building Products Corp	1,001,239
41,772	Raven Industries Inc	1,434,868
38,003	Roadrunner Transportation Systems Inc(a)	293,003
21,629	Rogers Corp(a)	3,502,168
30,838	Saia Inc(a)	2,181,788
85,235	Sanmina Corp(a)	2,812,755
49,444	Simpson Manufacturing Co Inc	2,838,580
51,434	SPX Corp(a)	1,614,513
51,134	SPX Flow Inc(a)	2,431,422
15,488	Standex International Corp	1,577,453
20,295	Sturm Ruger & Co Inc(b)	1,133,476
20,979	Tennant Co	1,524,124
65,779	Tetra Tech Inc	3,167,259
48,606	TimkenSteel Corp(a)(b)	738,325
41,903	TopBuild Corp(a)	3,173,733
29,424	Tredegar Corp	564,941
34,800	Trex Company Inc(a)	3,771,972
60,351	Triumph Group Inc(b)	1,641,547
111,442	TTM Technologies Inc(a)	1,746,296
71,988	Universal Forest Products Inc	2,708,189
18,986	US Concrete Inc(a)(b)	1,588,179
26,310	US Ecology Inc	1,341,810
18,615	Vicor Corp(a)	389,053
32,543	Watts Water Technologies Inc Class A	2,471,641
		170,874,688
Technology — 7.63%
16,823	Agilysys Inc(a)	206,586
38,000	Axcelis Technologies Inc(a)	1,090,600
48,000	Barracuda Networks Inc(a)	1,320,000
41,528	Bottomline Technologies Inc(a)	1,440,191
82,488	Brooks Automation Inc	1,967,339
30,212	Cabot Microelectronics Corp	2,842,345
29,552	CACI International Inc Class A(a)	3,911,207
26,226	CEVA Inc(a)	1,210,330
33,262	Cohu Inc	730,101
13,005	Computer Programs & Systems Inc	390,800
46,707	Cray Inc(a)	1,130,309
40,846	CSG Systems International Inc	1,789,872
30,209	Digi International Inc(a)	288,496
46,077	Diodes Inc(a)	1,321,028
40,153	Donnelley Financial Solutions Inc(a)	782,582
27,442	DSP Group Inc(a)	343,025
25,776	Ebix Inc(b)	2,042,748
54,329	Electronics For Imaging Inc(a)	1,604,335
20,836	Engility Holdings Inc(a)	591,117
40,026	ExlService Holdings Inc(a)	2,415,569

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Technology — (continued)
43,378	Insight Enterprises Inc(a)	$ 1,660,944
77,600	Kopin Corp(a)(b)	248,320
83,468	Kulicke & Soffa Industries Inc(a)	2,031,194
67,727	LivePerson Inc(a)	778,861
73,778	Lumentum Holdings Inc(a)(b)	3,607,744
30,950	ManTech International Corp Class A	1,553,380
73,645	MaxLinear Inc(a)	1,945,701
56,858	Mercury Systems Inc(a)	2,919,658
11,372	MicroStrategy Inc Class A(a)	1,493,144
49,689	Monotype Imaging Holdings Inc	1,197,505
21,213	MTS Systems Corp	1,139,138
30,378	Nanometrics Inc(a)	757,020
45,551	Omnicell Inc(a)(b)	2,209,223
33,000	PDF Solutions Inc(a)	518,100
83,761	Photronics Inc(a)	714,063
35,263	Power Integrations Inc	2,593,594
56,908	Progress Software Corp	2,422,574
58,011	Quality Systems Inc(a)	787,789
38,332	Qualys Inc(a)	2,275,004
132,901	Rambus Inc(a)	1,889,852
38,933	Rudolph Technologies Inc(a)	930,499
78,971	Semtech Corp(a)	2,700,808
20,541	SPS Commerce Inc(a)	998,087
44,965	Super Micro Computer Inc(a)	940,893
48,065	Sykes Enterprises Inc(a)	1,511,644
52,381	Synchronoss Technologies Inc(a)	468,286
16,082	TeleTech Holdings Inc	647,301
57,566	Veeco Instruments Inc(a)	854,855
32,801	Virtusa Corp(a)	1,445,868
59,222	Xperi Corp(b)	1,445,017
		72,104,646
Utilities — 2.71%
60,435	ALLETE Inc	4,493,946
43,367	American States Water Co	2,511,383
76,414	Avista Corp	3,934,557
56,845	California Water Service Group	2,577,921
48,639	El Paso Electric Co	2,692,169
34,858	Northwest Natural Gas Co	2,079,280
94,551	South Jersey Industries Inc	2,952,828
57,351	Spire Inc	4,309,927
		25,552,011
TOTAL COMMON STOCK — 98.48% (Cost $705,719,672)		$ 930,575,974
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.27%
$12,000,000	Federal Home Loan Mortgage Corp 1.22%, 01/02/2018	$ 11,998,800
Money Market Mutual Funds — 1.36%
4,294,000	BlackRock Liquidity Funds FedFund Institutional Shares(c), 1.17%(d)	4,294,000
4,323,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(c), 1.19%(d)	4,323,000
4,192,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 1.20%(d)	4,192,000
		12,809,000
Repurchase Agreements — 9.01%
23,272,281	Undivided interest of 21.17% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $23,272,281 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(c)	23,272,281
23,272,281	Undivided interest of 24.05% in a repurchase agreement (principal amount/value $96,861,869 with a maturity value of $96,876,936) with RBC Capital Markets Corp, 1.40%, dated 12/31/17 to be repurchased at $23,272,281 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.88% - 8.88%, 2/15/19 - 12/20/47, with a value of $98,799,106.(c)	23,272,281

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$23,272,281	Undivided interest of 30.44% in a repurchase agreement (principal amount/value $76,539,356 with a maturity value of $76,551,347) with TD Securities (USA) Inc, 1.41%, dated 12/31/17 to be repurchased at $23,272,281 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 2/29/24 - 2/15/44, with a value of $78,070,156.(c)	$ 23,272,281
15,372,412	Undivided interest of 40.41% in a repurchase agreement (principal amount/value $38,074,609 with a maturity value of $38,080,362) with Scotia Capital (USA) Inc, 1.36%, dated 12/31/17 to be repurchased at $15,372,412 on 1/2/18 collateralized by U.S. Treasury securities, 0.13% - 3.63%, 1/31/19 - 9/9/49, with a value of $38,841,973.(c)	15,372,412
		85,189,255
SHORT TERM INVESTMENTS — 11.64% (Cost $109,997,055)		$ 109,997,055
TOTAL INVESTMENTS — 110.12% (Cost $815,716,727)		$1,040,573,029
OTHER ASSETS & LIABILITIES, NET — (10.12)%		$ (95,618,875)
TOTAL NET ASSETS — 100.00%		$944,954,154
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2017.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2017.
REIT	Real Estate Investment Trust
At December 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	238	18,284,350	March 2018	$(109,770)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $95,550,010 of securities on loan)(a)	$955,383,774
Repurchase agreements, fair value(b)	85,189,255
Cash	678,602
Margin deposits	702,100
Dividends receivable	1,250,651
Subscriptions receivable	1,348,736
Receivable for investments sold	5,030,517
Variation margin on futures contracts	213,673
Total Assets	1,049,797,308
LIABILITIES:
Payable for director fees	4,015
Payable for distribution fees	13,590
Payable for investments purchased	1,277,900
Payable for other accrued fees	48,617
Payable for shareholder services fees	179,577
Payable to investment adviser	145,768
Payable upon return of securities loaned	97,998,255
Redemptions payable	5,175,432
Total Liabilities	104,843,154
NET ASSETS	$944,954,154
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,916,110
Paid-in capital in excess of par	697,248,086
Net unrealized appreciation	224,746,532
Accumulated net realized gain	15,043,426
NET ASSETS	$944,954,154
NET ASSETS BY CLASS
Investor Class	$532,233,576
Class L	$62,430,921
Institutional Class	$350,289,657
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	39,359,841
Class L	3,568,287
Institutional Class	36,232,973
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.52
Class L	$17.50
Institutional Class	$9.67
(a) Cost of investments	$730,527,472
(b) Cost of repurchase agreements	$85,189,255
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$114,744
Income from securities lending	907,437
Dividends	13,253,191
Foreign withholding tax	(1,008)
Total Income	14,274,364
EXPENSES:
Management fees	2,077,436
Shareholder services fees – Investor Class	1,862,919
Shareholder services fees – Class L	197,873
Audit and tax fees	19,166
Custodian fees	22,873
Director's fees	10,708
Distribution fees – Class L	141,375
Legal fees	5,594
Pricing fees	3,062
Registration fees	44,041
Shareholder report fees	17,741
Transfer agent fees	7,462
Other fees	694
Total Expenses	4,410,944
Less amount waived by investment adviser	24,224
Net Expenses	4,386,720
NET INVESTMENT INCOME	9,887,644
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	93,178,997
Net realized gain on futures contracts	2,221,747
Net Realized Gain	95,400,744
Net change in unrealized appreciation on investments	10,765,274
Net change in unrealized appreciation on futures contracts	230,605
Net Change in Unrealized Appreciation	10,995,879
Net Realized and Unrealized Gain	106,396,623
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,284,267
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West S&P Small Cap 600® Index Fund	2017	2016
OPERATIONS:
Net investment income	$9,887,644	$8,801,743
Net realized gain	95,400,744	54,688,180
Net change in unrealized appreciation	10,995,879	125,721,774
Net Increase in Net Assets Resulting from Operations	116,284,267	189,211,697
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(8,196,316)	(4,704,357)
Class L	(517,904)	(115,580)
Institutional Class	(9,989,744)	(6,104,568)
From net investment income	(18,703,964)	(10,924,505)
From net realized gains
Investor Class	(41,355,569)	(24,978,899)
Class L	(3,894,891)	(1,104,118)
Institutional Class	(37,112,674)	(20,841,323)
From net realized gains	(82,363,134)	(46,924,340)
Total Distributions	(101,067,098)	(57,848,845)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	200,252,070	200,571,288
Class L	46,680,199	19,693,643
Institutional Class	91,693,561	96,281,573
Shares issued in reinvestment of distributions
Investor Class	49,551,885	29,683,256
Class L	4,412,795	1,219,698
Institutional Class	47,102,418	26,945,891
Shares issued in connection with fund reorganization
Investor Class	N/A	11,039,906
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(261,500,889)	(213,681,334)
Class L	(23,906,045)	(11,089,828)
Institutional Class	(121,823,321)	(95,576,691)
Net Increase in Net Assets Resulting from Capital Share Transactions	32,462,673	65,087,402
Total Increase in Net Assets	47,679,842	196,450,254
NET ASSETS:
Beginning of year	897,274,312	700,824,058
End of year	$944,954,154	$897,274,312
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West S&P Small Cap 600® Index Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	14,840,166	16,798,661
Class L	2,757,542	1,280,635
Institutional Class	9,189,702	10,910,161
Shares issued in reinvestment of distributions
Investor Class	3,670,453	2,282,516
Class L	253,573	73,548
Institutional Class	4,849,492	2,780,929
Shares issued in connection with fund reorganization
Investor Class	N/A	1,008,786
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(19,285,767)	(18,117,584)
Class L	(1,351,553)	(771,273)
Institutional Class	(11,967,587)	(9,955,804)
Net Increase	2,956,021	6,290,575
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11	0.56	0.67	(0.15)	(0.80)	(0.95)	$12.65	5.20%
12/31/2013	$ 9.66	0.10	3.81	3.91	(0.16)	(0.48)	(0.64)	$12.93	40.59%
Class L
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10	0.68	0.78	(0.12)	(0.80)	(0.92)	$15.58	4.93%
12/31/2013	$11.67	0.09	4.60	4.69	(0.16)	(0.48)	(0.64)	$15.72	40.25%
Institutional Class
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (d)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	0.86%	20%
12/31/2013	$654,842	0.60%	0.60%	0.84%	17%
Class L
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	0.66%	20%
12/31/2013	$ 4,251	0.85%	0.85%	0.62%	17%
Institutional Class
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
12/31/2015 (d)	$257,667	0.25% (g)	0.25% (g)	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.

Annual Report - December 31, 2017

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 930,575,974	$ —	$ —	$ 930,575,974
Short Term Investments	12,809,000	97,188,055	—	109,997,055
Total Assets	$ 943,384,974	$ 97,188,055	$ 0	$ 1,040,573,029
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (109,770)	$ —	$ —	$ (109,770)
Total Liabilities	$ (109,770)	$ 0	$ 0	$ (109,770)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$18,703,963	$10,924,505
Long-term capital gain	82,363,135	46,924,340
	$101,067,098	$57,848,845
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Annual Report - December 31, 2017

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$8,816,320	$(8,816,320)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$712,240
Undistributed long-term capital gains	17,298,582
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	221,779,136
Tax composition of capital	$239,789,958
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$818,684,123
Gross unrealized appreciation on investments	291,958,670
Gross unrealized depreciation on investments	(70,179,534)
Net unrealized appreciation on investments	$221,779,136
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Annual Report - December 31, 2017

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 212 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2017 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(109,770) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,221,747	Net change in unrealized appreciation on futures contracts	$230,605
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective August 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. From May 1, 2017 to July 31, 2017, as compensation for its services to Great-West Funds, the Adviser received monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets up to $1 billion dollars, 0.18% of the Fund’s average daily net assets over $1 billion dollars and 0.13% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to those dates, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Effective August 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). From May 1, 2017 to July 31, 2017, such expenses were capped at 0.25% of the Fund's average daily net assets. The agreement’s current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$24,224	$0

Annual Report - December 31, 2017

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees, the Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $219,968,401 and $272,368,620, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $95,550,010 and received collateral as reported on the Statement of Assets and Liabilities of $97,998,255 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2017, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 54% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018